BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2012	Nov. 30, 2011	Nov. 30, 2010
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, issued	1,000,000	1,000,000	1,000,000
Preferred Stock, outstanding	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	65,000,000	65,000,000	65,000,000
Common stock, issued	10,000,000	10,000,000	10,000,000
Common stock, outstanding	10,000,000	10,000,000	10,000,000